INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income tax benefit	$ (8,976)	$ (2,353)
Changes in income tax benefit			$ (6,623)
Effective tax rate (as percent)	4.60%	15.40%
Change in effective tax rate (as percent)			(10.80%)